Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(dollars in thousands)
Commercial
Commercial	$59,075	$57,176
Real estate - commercial	130,998	130,634
Other real estate construction loans	23,043	31,141
Noncommercial
Real estate 1-4 family construction	7,600	7,805
Real estate - residential	71,370	76,564
Home equity	51,216	52,541
Consumer loans	12,957	12,159
Other loans	1,939	2,110
	358,198	370,130
Less:
Allowance for loan losses	(1,981)	(2,374)
Deferred loan fees, net	(248)	(160)
Loans held for investment, net	$355,969	$367,596